Trade payable (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Trade payable
Trade Payable	¥ 2,422	¥ 1,302
Trade Payable [Member]
Trade payable
Trade Payable	¥ 2,422	¥ 1,302